Current and Non-Current Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Current and Non-Current Assets and Liabilities [Abstract]
Disclosure of Current and Non-Current Assets and Liabilities [text block]

Current and Non-Current Assets and Liabilities

Asset and liability line items by amounts recovered or settled within or after one year

Asset items as of December 31, 2018

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2018
Cash and central bank balances	188,691	40	188,732
Interbank balances (w/o central banks)	8,282	599	8,881
Central bank funds sold and securities purchased under resale agreements	5,861	2,361	8,222
Securities borrowed	3,396	0	3,396
Financial assets at fair value through profit or loss	536,367	36,977	573,344
Financial assets at fair value through other comprehensive income	16,725	34,457	51,182
Financial assets available for sale	N/A	N/A	N/A
Equity method investments	0	879	879
Loans at amortized cost	110,828	289,468	400,297
Securities held to maturity	N/A	N/A	N/A
Property and equipment	0	2,421	2,421
Goodwill and other intangible assets	0	9,141	9,141
Other assets	82,588	10,856	93,444
Assets for current tax	396	574	970
Total assets before deferred tax assets	953,134	387,774	1,340,907
Deferred tax assets			7,230
Total assets			1,348,137

Liability items as of December 31, 2018

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2018
Deposits	531,700	32,705	564,405
Central bank funds purchased and securities sold under repurchase agreements	4,866	1	4,867
Securities loaned	3,359	0	3,359
Financial liabilities at fair value through profit or loss	410,409	5,271	415,680
Other short-term borrowings	14,158	0	14,158
Other liabilities	115,511	2,002	117,513
Provisions	2,711	0	2,711
Liabilities for current tax	286	658	944
Long-term debt	47,317	104,766	152,083
Trust preferred securities	3,168	0	3,168
Total liabilities before deferred tax liabilities	1,133,485	145,403	1,278,887
Deferred tax liabilities			512
Total liabilities			1,279,400

Asset items as of December 31, 2017

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2017
Cash and central bank balances	225,537	118	225,655
Interbank balances (w/o central banks)	8,681	585	9,265
Central bank funds sold and securities purchased under resale agreements	9,216	755	9,971
Securities borrowed	16,710	22	16,732
Financial assets at fair value through profit or loss	623,075	13,895	636,970
Financial assets available for sale	9,882	39,514	49,397
Equity method investments	0	866	866
Loans	113,190	288,510	401,699
Securities held to maturity	0	3,170	3,170
Property and equipment	0	2,663	2,663
Goodwill and other intangible assets	0	8,839	8,839
Other assets	95,383	6,108	101,491
Assets for current tax	840	375	1,215
Total assets before deferred tax assets	1,102,514	365,419	1,467,933
Deferred tax assets			6,799
Total assets			1,474,732

Liability items as of December 31, 2017

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2017
Deposits	550,987	30,886	581,873
Central bank funds purchased and securities sold under repurchase agreements	17,591	515	18,105
Securities loaned	6,688	1	6,688
Financial liabilities at fair value through profit or loss	473,165	5,471	478,636
Other short-term borrowings	18,411	0	18,411
Other liabilities	127,388	4,820	132,208
Provisions	4,158	0	4,158
Liabilities for current tax	366	635	1,001
Long-term debt	46,403	113,313	159,715
Trust preferred securities	4,825	666	5,491
Total liabilities before deferred tax liabilities	1,249,981	156,306	1,406,287
Deferred tax liabilities			346
Total liabilities			1,406,633